Basis for preparation and presentation of consolidated financial statements (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Change in presentation currency impact
Current assets	$ 191,760		$ 188,407		$ 205,318
Non-current assets	334,656		372,783		370,215
Total assets	526,416		561,190		575,533
Current liabilities	124,983		94,040		139,883
Non-current liabilities	121,309		175,647		184,970
Total liabilities			269,687		324,853
Equity
Share capital	7		7		7
Share premium	186,333		181,092		174,646
Capital reserves	26,659		33,945		39,314
Retained earnings reserve	97,908		68,414		42,051
Other comprehensive income (loss)	(24,326)		8,045		(5,338)
Total equity	$ 280,124		291,503		250,680	$ 195,197
Previously stated
Change in presentation currency impact
Current assets | R$		R$ 912,136		R$ 1,071,291
Non-current assets | R$		1,804,755		1,931,667
Total assets | R$		2,716,891		3,002,958
Current liabilities | R$		455,278		729,865
Non-current liabilities | R$		850,362		965,120
Total liabilities | R$		1,305,640		1,694,985
Equity
Share capital | R$		37		37
Share premium | R$		980,893		946,173
Capital reserves | R$		174,153		203,218
Retained earnings reserve | R$		354,240		221,667
Other comprehensive income (loss) | R$		(98,072)		(63,122)
Total equity | R$		R$ 1,411,251		R$ 1,307,973
Increase (decrease) due to voluntary changes in accounting policy
Change in presentation currency impact
Current assets			(723,729)		(865,973)
Non-current assets			(1,431,972)		(1,561,452)
Total assets			(2,155,701)		(2,427,425)
Current liabilities			(361,238)		(589,982)
Non-current liabilities			(674,715)		(780,150)
Total liabilities			(1,035,953)		(1,370,132)
Equity
Share capital			(30)		(30)
Share premium			(799,801)		(771,527)
Capital reserves			(140,208)		(163,904)
Retained earnings reserve			(285,826)		(179,616)
Other comprehensive income (loss)			106,117		57,784
Total equity			$ (1,119,748)		$ (1,057,293)